Segment Information - Disclosure of reconciliations of Adjusted EBITDA to net income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Adjusted EBITDA	$ 599,323	$ 673,199
Depreciation and amortization	(316,317)	(358,474)
Interest expense	(192,723)	(205,667)
Interest income	2,770	5,111
Expenses and gains (losses) relating to equity-accounted investments	(65,431)	(64,529)
Impairment expense, net	(268,612)	(187,680)
Gains (losses) on dispositions, net	3,411	12,548
Realized and unrealized gain (loss) on derivative instruments	(95,189)	(29,628)
Foreign currency exchange gain (loss)	(7,861)	2,193
Other income (expenses), net	(10,472)	(9,677)
Adjusted EBITDA attributable to non-controlling interests	10,677	11,364
Income (loss) before income tax (expense) recovery	(340,424)	(151,240)
Current	(6,543)	(4,666)
Deferred	804	(3,161)
Net income (loss)	(346,163)	(159,067)
FPSO Segment
Disclosure of operating segments [line items]
Depreciation and amortization	(94,300)	(109,900)
Impairment expense, net	(156,700)	(136,600)
Gains (losses) on dispositions, net	(100)
Shuttle Tanker Segment
Disclosure of operating segments [line items]
Depreciation and amortization	(163,900)	(184,100)
Impairment expense, net	(35,300)	(15,300)
Gains (losses) on dispositions, net	(1,900)	1,300
FSO Segment
Disclosure of operating segments [line items]
Depreciation and amortization	(38,000)	(43,300)
Impairment expense, net	(53,800)
Gains (losses) on dispositions, net	5,400	11,200
UMS Segment
Disclosure of operating segments [line items]
Depreciation and amortization	(2,300)	(3,400)
Impairment expense, net		(35,700)
Towage Segment
Disclosure of operating segments [line items]
Depreciation and amortization	(17,900)	$ (17,800)
Impairment expense, net	$ (22,900)